Commitments	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
7.	Commitments

a)
On September 15, 2010, the Company entered into an agreement with Accredited Members, Inc. (“AMI”), pursuant to which the Company will create and post a corporate profile on AMI’s community website which provides AMI’s members a channel to present information regarding their business to other members. Under the terms of the agreement, the Company agreed to pay $1,000 per month and issue $88,000 worth of restricted shares of common stock of the Company within 20 days of the signing of the agreement. If at the end of the 180-day restricted stock period (covered under Rule 144), the shares of common stock of the Company are valued at less than $88,000 (based on the lesser of the closing bid price at the 180 day mark or the trailing 20 day closing bid average), the Company will issue additional shares to equal the original $88,000 stock value at the start of the agreement. On September 15, 2010, the Company issued 3,826,087 shares of common stock at a fair value of $88,000. On March 13, 2011, the 3,826,087 shares of common stock had a value less than $88,000. However, the Company and AMI have agreed that no additional shares will be issued.

b)
On November 15, 2010, the Company entered into an administrative services agreement. Pursuant to the agreement, the Company agreed to issue 1,100,000 shares of common stock registered under an S-8 registration statement. The term of the agreement is one year. The 1,100,000 shares are payable as follows: 275,000 upon the execution of the agreement; 275,000 shares on February 15, 2011; 275,000 shares on May 15, 2011 and; 275,000 shares on August 15, 2011. On November 15, 2010, the Company issued 275,000 shares of common stock at a fair value of $4,538. On March 24, 2011, the Company issued 275,000 shares of common stock at a fair value of $4,125. On May 15, 2011, the Company issued 275,000 shares of common stock at a fair value of $4,070.  Refer to Notes 5(d).

c)
On December 6, 2010, the Company entered into a consulting agreement for consulting services related to development, modification, packaging and marketing of certain consumer products acquired by the Company. Under the terms of the agreement, the Company agreed to issue 500,000 restricted shares of common stock of the Company, payable as follows: i) 100,000 shares upon execution of the agreement; ii) 100,000 shares on March 1, 2011; iii) 150,000 shares on August 1, 2011 and; iv) 150,000 shares on January 1, 2012. The term of the agreement is 24 months from the effective date of the agreement. On December 6, 2010, the Company issued 100,000 shares at a fair value of $1,400. On April 4, 2011, the Company issued the 100,000 shares due on March 1, 2011 at a fair value of $3,000. The contract was cancelled on May 23, 2011, and the stock-based compensation for the non-vested shares was reversed.

d)
On February 1, 2011, the Company entered into an Executive Officer Employment Agreement with its Chief Operating Officer (“COO”). Pursuant to the agreement, the Company agreed to pay a base compensation to be determined at such time when the Company secures a major financing in excess of $1,000,000. The Company issued 2,000,000 restricted shares of common stock for the first year of service at a fair value of $28,000. The Company will determine the stock based compensation for subsequent years 30 days prior to the anniversary date of the agreement. The term of the agreement is 36 months and the agreement is automatically renewable for successive one year.

e)
On April 1, 2011, the Company entered into a Form of Amended and Restated Information Technology Services Agreement to amend and extend the May 18, 2010 consulting and software development agreement pursuant to which the contractor agreed to build a secure software information platform for the Company. In consideration for the incremental software development services agreed upon, on April 28, 2011, the Company issued 1,900,000 shares of common stock at a fair value of $28,500, registered under the S-8 Registration Statement filed on January 5, 2011.

f)
On April 1, 2011, the Company entered into a management services agreement with a consultant. In consideration for such services, the Company is required to make a payment of $50,000 prior to the opening of the Paediatric services as well as any out-of-pocket expenses. In the event that the Company is unable to make such payments, they are given the option to issue 3,500,000 shares for such services. On June 17, 2011, the Company issued 3,500,000 shares of common stock at a fair value of $52,500, registered under the June 2, 2011 S-8 Registration Statement.

g)
On April 1, 2011, the Company entered into an administrative services agreement with a consultant on a month to month basis. In consideration for such services, the Company is required to make a payment of $5,000 per month as well as any out-of-pocket expenses. In the event that the Company is unable to make such payments, they are given the option to issue 2,500,000 shares for such services. On June 20, 2011, the Company issued 2,500,000 shares of common stock at a fair value of $37,500, registered under the June 2, 2011 S-8 Registration Statement.

h)
On April 15, 2011, the Company entered into an Agreement for Services with Virmmac, LLC (“Virmmac”) for a period of ninety days whereby Virmmac is to provide the Company with various investor relations services. Pursuant to the Agreement, the Company agreed to pay Virmmac a monthly cash payment of $2,500 and a total of $30,000 worth of restricted common shares of the Company to be paid in increments of $10,000 and to be based on the closing price of the Company’s common shares on the last trading day of the month. On May 12, 2011, the Company issued 588,235 restricted common shares at a fair value of $10,000 and on June 8, 2011, the Company issued 502,513 restricted common shares at a fair value of $10,000 to Virmmac pursuant to the Agreement.

i)
On May 10, 2011, and pursuant to an April 18, 2011 administrative services agreement, the Company issued 1,800,000 shares of common stock at a fair value of $24,300, registered under the January 5, 2011 S-8 Registration Statement.

j)
On May 10, 2011, the Company entered into a management advisory services agreement with a consultant for an initial period of one year. In consideration for such services, the Company is required to make payments of $25,000 per quarter as well as any out-of-pocket expenses. In the event that the Company is unable to make such payments, they are given the option to issue shares for such services totalling 7,500,000. On June 29, 2011, the Company issued 3,750,000 shares of common stock at a fair value of $57,000, registered under the June 2, 2011 S-8 Registration Statement.

k)
On May 16, 2011, the Company entered into a business consulting services agreement with a consultant for an initial period of thirty days after delivery of the shares to the consultant. In consideration for such services, the Company will issue 7,500,000 shares for such services. On June 2, 2011, the Company issued 7,500,000 shares of common stock at a fair value of $138,750, registered under the June 2, 2011 S-8 Registration Statement. Additionally, the Company is to issue 5,000,000 shares of restricted common stock, and on June 9, 2011, the Company issued the 5,000,000 shares at a fair value of $68,500.

l)
On May 16, 2011, the Company entered into a business consulting services agreement with two consultants for a period of two years. In consideration for such services, the Company will issue 250,000 shares each for such services. On June 16, 2011, the Company issued 500,000 restricted shares of common stock at a fair value of $6,800.

m)
On June 25, 2011, the Company entered into an investor relations services agreement with a consultant from the date of the agreement to September 7, 2011. In consideration for such services, the Company is required to make a payment of $30,000 as well as any out-of-pocket expenses. On June 1, 2011, the Company paid the $30,000.